Schedule of Investments (unaudited)	iShares® Global Tech ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
Afterpay Ltd.(a)	102,488	$6,186,911
Computershare Ltd.	231,883	3,375,553
		9,562,464
Brazil — 0.1%
Pagseguro Digital Ltd., Class A(a)(b)	81,582	2,139,080
StoneCo Ltd., Class A(a)	93,950	1,583,997
		3,723,077
Canada — 1.5%
CGI Inc.(a)	88,706	7,843,603
Constellation Software Inc.	7,986	14,816,920
Open Text Corp.	109,634	5,203,704
Shopify Inc., Class A(a)	45,919	63,225,158
		91,089,385
China — 0.3%
Xiaomi Corp., Class B(a)(c)	6,647,600	16,114,173

Finland — 0.2%
Nokia OYJ(a)	2,179,413	13,803,716

France — 0.9%
Capgemini SE	63,257	15,503,055
Dassault Systemes SE	279,481	16,585,895
Edenred	99,806	4,608,877
STMicroelectronics NV , New	265,901	13,119,217
Worldline SA(a)(c)	101,160	5,630,581
		55,447,625
Germany — 1.5%
Infineon Technologies AG	526,979	24,261,299
SAP SE	441,950	62,199,823
		86,461,122
Ireland — 0.1%
Seagate Technology Holdings PLC	82,787	9,353,275

Japan — 3.7%
Advantest Corp.	80,000	7,575,931
Canon Inc.	421,400	10,279,488
FUJIFILM Holdings Corp.	161,500	11,972,681
Fujitsu Ltd.	74,300	12,766,706
Keyence Corp.	77,240	48,565,274
Kyocera Corp.	141,600	8,853,685
Lasertec Corp.	31,100	9,525,975
Murata Manufacturing Co. Ltd.	258,500	20,618,596
NEC Corp.	108,900	5,035,503
Nomura Research Institute Ltd.	174,000	7,438,638
NTT Data Corp.	258,200	5,538,705
Obic Co. Ltd.	27,000	5,053,028
Omron Corp.	82,900	8,260,762
Renesas Electronics Corp.(a)	561,900	6,979,192
Ricoh Co. Ltd.	301,300	2,808,450
Rohm Co. Ltd.	35,000	3,183,929
TDK Corp.	156,800	6,119,258
Tokyo Electron Ltd.	63,200	36,376,172
		216,951,973
Netherlands — 3.3%
Adyen NV(a)(c)	12,341	32,395,120
ASM International NV	15,421	6,807,098
ASML Holding NV.	167,060	133,818,374
Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV	107,613	$24,512,089
		197,532,681
New Zealand — 0.1%
Xero Ltd.(a)	52,292	5,352,566

South Korea — 2.9%
Samsung Electronics Co. Ltd.	2,075,253	136,292,057
Samsung SDI Co. Ltd.(a)	22,227	12,224,225
SK Hynix Inc.(a)	218,144	23,959,323
		172,475,605
Spain — 0.2%
Amadeus IT Group SA(a)	182,587	12,354,609

Sweden — 0.5%
Hexagon AB, Class B	838,973	13,289,788
Sinch AB(a)(c)	236,831	2,988,412
Telefonaktiebolaget LM Ericsson, Class B	1,167,395	12,844,893
		29,123,093
Switzerland — 0.2%
Logitech International SA, Registered	70,425	5,907,786
Temenos AG, Registered	27,145	3,741,702
		9,649,488
Taiwan — 3.9%
Delta Electronics Inc.	771,000	7,650,005
Hon Hai Precision Industry Co. Ltd.	5,031,378	18,868,364
MediaTek Inc.	644,000	27,633,722
Taiwan Semiconductor Manufacturing Co. Ltd.	7,650,600	169,238,881
United Microelectronics Corp.	4,658,000	10,912,622
		234,303,594
United Kingdom — 0.2%
Halma PLC	153,796	6,668,419
Sage Group PLC (The)	456,693	5,284,366
		11,952,785
United States — 79.7%
Accenture PLC, Class A	255,290	105,830,469
Adobe Inc.(a)	192,300	109,045,638
Advanced Micro Devices Inc.(a)(b)	488,081	70,234,856
Akamai Technologies Inc.(a)	65,550	7,671,972
Amphenol Corp., Class A	241,794	21,147,303
Analog Devices Inc.	217,202	38,177,596
ANSYS Inc.(a)	35,311	14,163,948
Apple Inc.	6,299,559	1,118,612,692
Applied Materials Inc.	364,947	57,428,060
Arista Networks Inc.(a)	90,971	13,077,081
Autodesk Inc.(a)	88,916	25,002,290
Automatic Data Processing Inc.	170,306	41,994,053
Broadcom Inc.	166,359	110,696,942
Broadridge Financial Solutions Inc.	46,903	8,574,806
Cadence Design Systems Inc.(a)	112,218	20,911,824
CDW Corp./DE	54,854	11,233,002
Ceridian HCM Holding Inc.(a)	54,637	5,707,381
Cisco Systems Inc.	1,705,140	108,054,722
Citrix Systems Inc.	50,270	4,755,039
Cognizant Technology Solutions Corp., Class A	211,758	18,787,170
Corning Inc.	311,397	11,593,310
DXC Technology Co.(a)	102,093	3,286,374
Enphase Energy Inc.(a)	54,647	9,997,122
EPAM Systems Inc.(a)	22,885	15,297,478
F5 Inc.(a)	24,225	5,928,100

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fidelity National Information Services Inc.	246,120	$26,863,998
Fiserv Inc.(a)	240,577	24,969,487
FleetCor Technologies Inc.(a)	32,817	7,345,757
Fortinet Inc.(a)	54,680	19,651,992
Gartner Inc.(a)	33,238	11,112,128
Global Payments Inc.	117,270	15,852,559
Hewlett Packard Enterprise Co.	529,291	8,346,919
HP Inc.	465,870	17,549,323
Intel Corp.	1,643,739	84,652,558
International Business Machines Corp.	362,302	48,425,285
Intuit Inc.	114,460	73,622,961
IPG Photonics Corp.(a)	14,519	2,499,301
Jack Henry & Associates Inc.	30,069	5,021,222
Juniper Networks Inc.	130,640	4,665,154
Keysight Technologies Inc.(a)	74,654	15,416,798
KLA Corp.	61,278	26,356,281
Lam Research Corp.	56,905	40,923,231
Mastercard Inc., Class A	350,610	125,981,185
Microchip Technology Inc.	224,249	19,523,118
Micron Technology Inc.	452,121	42,115,071
Microsoft Corp.	3,034,499	1,020,562,704
Monolithic Power Systems Inc.	17,571	8,668,301
Motorola Solutions Inc.	68,363	18,574,227
NetApp Inc.	90,721	8,345,425
NortonLifeLock Inc.	235,853	6,127,461
NVIDIA Corp.	1,010,405	297,170,215
Oracle Corp.	651,913	56,853,333
Paychex Inc.	129,821	17,720,567
Paycom Software Inc.(a)	19,335	8,027,699
PayPal Holdings Inc.(a)	474,961	89,568,145
PTC Inc.(a)	42,525	5,151,904
Qorvo Inc.(a)	44,407	6,944,811
QUALCOMM Inc.	452,674	82,780,494
salesforce.com Inc.(a)	395,668	100,551,109
ServiceNow Inc.(a)	80,424	52,204,023
Skyworks Solutions Inc.	66,598	10,332,014
SolarEdge Technologies Inc.(a)	21,156	5,935,739
Synopsys Inc.(a)	61,533	22,674,910
TE Connectivity Ltd.	131,629	21,237,023
Teledyne Technologies Inc.(a)	18,837	8,229,697
Teradyne Inc.	65,880	10,773,356
Texas Instruments Inc.	373,172	70,331,727
Trimble Inc.(a)	101,709	8,868,008
Security	Shares	Value

United States (continued)
Tyler Technologies Inc.(a)	16,535	$8,895,003
VeriSign Inc.(a)	39,056	9,913,194
Visa Inc., Class A	677,800	146,886,038
Western Digital Corp.(a)	125,939	8,212,482
Xilinx Inc.	99,920	21,186,038
Zebra Technologies Corp., Class A(a)	21,568	12,837,274
		4,723,666,477

Total Common Stocks — 99.5%
(Cost: $3,494,923,225)		5,898,917,708

Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	331,589	19,824,267

Total Preferred Stocks — 0.3%
(Cost: $12,206,452)		19,824,267

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.07%(d)(e)(f)	14,561,697	14,566,066
BlackRock Cash Funds: Treasury, SL Agency Shares,0.00%(d)(e)	5,840,000	5,840,000
		20,406,066

Total Short-Term Investments — 0.4%
(Cost: $20,404,572)		20,406,066

Total Investments in Securities — 100.2%
(Cost: $3,527,534,249)		5,939,148,041

Other Assets, Less Liabilities — (0.2)%		(10,233,246)

Net Assets — 100.0%		$5,928,914,795

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,633,344	$—		$(8,065,046	)(a)	$(1,818)	$(414)	$14,566,066	14,561,697	$13,980	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,912,000	1,928,000	(a)	—		—	—	5,840,000	5,840,000	315		—
						$(1,818)	$(414)	$20,406,066		$14,295		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	48	03/18/22	$8,404	$19,017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,852,344,303	$1,046,573,405	$—	$5,898,917,708
Preferred Stocks	—	19,824,267	—	19,824,267
Money Market Funds	20,406,066	—	—	20,406,066
	$4,872,750,369	$1,066,397,672	$—	$5,939,148,041
Derivative financial instruments(a)
Assets
Futures Contracts	$19,017	$—	$—	$19,017

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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